Financial instruments carried at fair value - Sensitivity analysis by type of instrument (Detail) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Positive fair value movement from using reasonable possible alternatives | Valuation technique unobservable parameters (Level 3)
Securities:
Debt securities	[1]	€ 167	€ 237
Commercial mortgage-backed securities	[1]	15	13
Mortgage and other asset-backed securities	[1]	14	10
Corporate, sovereign and other debt securities	[1]	138	214
Equity securities	[1]	109	102
Derivatives:
Credit derivatives	[1]	275	261
Equity	[1]	116	74
Interest related	[1]	763	660
Foreign Exchange	[1]	76	64
Other	[1]	239	222
Loans	[1]	426	475
Other	[1]	0	0
Total	[1]	2,171	2,094
Positive fair value movement from using reasonable possible alternatives | Valuation technique unobservable parameters (Level 3)
Derivatives:
Total		2,200	2,100
Negative fair value movement from using reasonable possible alternatives | Valuation technique unobservable parameters (Level 3)
Securities:
Debt securities	[1]	144	219
Commercial mortgage-backed securities	[1]	15	13
Mortgage and other asset-backed securities	[1]	14	9
Corporate, sovereign and other debt securities	[1]	115	197
Equity securities	[1]	81	74
Derivatives:
Credit derivatives	[1]	159	127
Equity	[1]	56	36
Interest related	[1]	416	339
Foreign Exchange	[1]	43	46
Other	[1]	84	61
Loans	[1]	364	394
Other	[1]	0	0
Total	[1]	1,346	1,294
Negative fair value movement from using reasonable possible alternatives | Valuation technique unobservable parameters (Level 3)
Derivatives:
Total		€ 1,300	€ 1,300

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table